The Company and Summary of Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended			12 Months Ended
	Mar. 28, 2014	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Company And Summary Of Significant Accounting Policies
Cash		$ 3,984,032		$ 2,572,685	$ 363
Net loss		(1,763,748)	(2,423,215)	(16,759,031)	(7,338,927)
Net cash used in operating activities		(1,162,767)	60,489	(2,948,888)	(2,218,183)
Units sold in purchase agreement	5,413,000
Proceeds from purchase agreement	5,413,000
Net proceeds of sale of stock	2,800,000
Allowance for doubtful accounts				65,975	44,700
Customer Receivable Risk Percentage				23.00%	43.00%
Impairment charges on evaluation of goodwill				1,066,068	742,446
Impairment charges on Intangible assets				644,170	145,396
Customer concentration risk				31.00%	14.00%
Advertising expense				$ 19,959	$ 70,193
Reverse stock split				1 for 6